Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]

	2015	2014	2013
Interest expense	$13,922	$7,815	$7,600
Amortization of financing costs	1,364	519	473
Commitment fees and other costs	269	93	67
Total	$15,555	$8,427	$8,140